INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Process Material Stockpiles	$ 4,050	$ 2,788
Concentrate Inventory	2,448	1,617
Materials And Supplies	2,328	1,855
Inventories	$ 8,826	$ 6,260